Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2013
Accounts Payable and Accrued Expenses

(6) Accounts Payable and Accrued Expenses

The following is a summary of accounts payable and accrued expenses (in thousands):

	December 31, 2012	June 30, 2013
		(unaudited)
Accounts payable	$1,076	$1,411
Accrued processing and disbursement costs	1,055	1,720
Accrued marketing expense	708	1,448
Other accrued expenses	4,311	3,657

	$7,150	$8,236

The Company is exposed to transaction losses due to fraud, as well as nonperformance of third parties and customers. The Company establishes reserves for such losses based on historical trends and any specific risks identified in processing customer transactions. Recoveries are reflected as a reduction in the reserve for transaction losses when the recovery occurs. This reserve is included in accounts payable and accrued expenses on the accompanying condensed consolidated balance sheets. The following table summarizes the Company’s reserve for transaction losses for the following period (in thousands, unaudited):

Balance at December 31, 2012	Additions to Expense	Losses Incurred	Balance at June 30, 2013
$547	$6,159	$(5,857)	$849